U.S. GLOBAL INVESTORS FUNDS

MegaTrends Fund (formerly, the Global MegaTrends Fund)

Institutional Class Shares

SUPPLEMENT DATED DECEMBER 12, 2012

TO THE PROSPECTUS DATED MAY 1, 2012

The word “Global” is being dropped from the fund’s name. The fund is now known as the MegaTrends Fund. All references to the “Global MegaTrends Fund” should be replaced with “MegaTrends Fund.”

On page 2 of the prospectus, the fifth paragraph under the heading Principal Strategies (describing the restriction requiring the fund to invest at least 40% of its assets in securities of companies tied to at least three countries other than the U.S.) should be deleted.

On page 2 of the prospectus, the following language should be added as the second paragraph under the heading Performance Information:

On December 12, 2012, the investment strategy was changed to its current form. Consequently, prior period performance may have been different under the current investment strategy.

On page 13 of the prospectus, the first sentence of the first paragraph under the heading Global MegaTrends Fund should be replaced with the following language:

Under normal market conditions, the MegaTrends Fund will invest in equity and equity-related securities of all companies of all sizes from all areas of the world.

On page 13 of the prospectus, the third paragraph under the heading Global MegaTrends Fund (describing the restriction requiring the fund to invest at least 40% of its assets in securities of companies tied to at least three countries other than the U.S.) should be deleted.

U.S. GLOBAL INVESTORS FUNDS

MegaTrends Fund (formerly, the Global MegaTrends Fund)

Investor Class Shares

SUPPLEMENT DATED DECEMBER 12, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION

 DATED MAY 1, 2012

The word “Global” is being dropped from the fund’s name. The fund is now known as the MegaTrends Fund. All references to the “Global MegaTrends Fund” should be replaced with “MegaTrends Fund.”

U.S. GLOBAL INVESTORS FUNDS

MegaTrends Fund (formerly, the Global MegaTrends Fund)

Institutional Class Shares

SUPPLEMENT DATED DECEMBER 12, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2012

The word “Global” is being dropped from the fund’s name. The fund is now known as the MegaTrends Fund. All references to the “Global MegaTrends Fund” should be replaced with “MegaTrends Fund.”